SHORT TERM INVESTMENT (Tables)	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
SCHEDULE OF SHORT TERM INVESTMENT
	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Short term investment	2,940,490	7,165,232
Total	$2,940,490	$7,165,232